Stockholders’ Equity (Tables) - Warrant [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stockholders’ Equity (Tables) [Line Items]
Schedule of Warrants to Purchase Common Stock Outstanding

The following presents information about warrants to purchase common stock outstanding as of March 31, 2025:

	Shares	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual Life
Warrants	29,700,000	$3.82	4.8 years

The following presents information about warrants to purchase common stock outstanding as of December 31, 2024:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life
Warrants	28,850,000	$3.83	4.9 years

Schedule of Common Stock Warrant Activity

The following table sets forth the common stock warrant activity for the year ended December 31, 2024:

	Legacy Abpro Common
	Stock Warrants	Private Warrants	Public Warrants
Outstanding as of December 31, 2023	61,009	-	-
Expired at the Merger	(61,009)	-	-
Common stock warrants of ACAB acquired in Merger	-	13,850,000	15,000,000
Outstanding as of December 31, 2024	-	13,850,000	15,000,000